Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (49,450)	$ (60,862)	$ (79,920)	$ (85,940)	$ (62,182)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,407	1,378	2,024	1,354	633
Stock-based compensation	16,255	13,045	17,830	14,201	2,427
Amortization of deferred commissions	3,157	2,576	3,510	4,092	2,541
Accretion and amortization of marketable securities	406	1,126	1,385	1,489	714
Expense related to warrant			0	2,639	135
Changes in operating assets and liabilities:
Accounts receivable	(3,137)	(2,548)	(1,654)	(6,032)	(2,703)
Deferred commissions	(4,403)	(3,346)	(7,633)	(4,861)	(4,959)
Prepaid expenses and other current assets	(68)	(1,026)	807	(1,893)	(252)
Other assets			(479)	(2)	(109)
Accounts payable	300	716	646	147	868
Accrued expenses and other current liabilities	(4,046)	(1,740)	(1,475)	1,982	2,892
Deferred revenue	3,318	5,770	6,752	15,887	7,268
Accrued compensation			1,022	2,412	2,544
Other liabilities, noncurrent			317	(112)	119
Net cash used in operating activities	(35,261)	(44,911)	(56,868)	(54,637)	(50,064)
Increase in Restricted Cash	0	1,000
Increase (Decrease) in Restricted Cash			(1,000)	101
Investing activities:
Restricted cash					0
Payments to Acquire Interest in Subsidiaries and Affiliates	0	(4,125)	(4,125)	0	0
Purchase of property and equipment, net	(1,587)	(3,499)	(5,376)	(1,860)	(2,587)
Purchase of marketable securities	(73,163)	(86,324)	(119,867)	(230,316)	(42,288)
Sales of marketable securities	0	5,000	5,000	13,000	5,000
Maturities of marketable securities	126,157	140,019	180,111	76,527	72,135
Net cash provided by (used in) investing activities	51,407	50,071	54,743	(142,548)	32,260
Financing activities:
Proceeds from the exercise of stock options and warrants	2,576	3,180	3,944	3,294	864
Proceeds from Issuance or Sale of Equity	17,358	0
Proceeds from initial public offering			0	189,943	0
Payments of deferred financing costs	(122)	(94)	(94)	(3,781)	(440)
Net cash provided by financing activities	19,812	3,086	3,850	189,456	424
Net increase (decrease) in cash and cash equivalents	35,958	8,246	1,725	(7,729)	(17,380)
Cash and cash equivalents at beginning of period	19,150	17,425	17,425	25,154	42,534
Cash and cash equivalents at end of period	$ 55,108	$ 25,671	19,150	17,425	25,154
Noncash investing and financing activity:
Vesting of early exercised stock options, restricted common stock, and warrants			0	(321)	(128)
Purchase of property and equipment, accrued but not paid			(165)	(600)	(122)
Deferred offering costs, accrued but not paid			$ 0	$ (94)	$ (927)